Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July

Innovator Emerging Markets Power Buffer ETF™ – July

Innovator Equity Defined Protection ETF™ – 1 Yr July

Innovator Growth Accelerated Plus ETF®– July

Innovator Growth-100 Power Buffer ETF™ – July

Innovator International Developed Power Buffer ETF™ – July

Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July

Innovator U.S. Equity Accelerated Plus ETF®– July

Innovator U.S. Equity Buffer ETF™ – July

Innovator U.S. Equity Power Buffer ETF™ – July

Innovator U.S. Equity Ultra Buffer ETF™ – July

Innovator U.S. Small Cap Power Buffer ETF™ – July

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025, February 28, 2025 or March 5, 2025

June 23, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on June 30, 2025, and each Fund will commence a new Outcome Period that will begin on July 1, 2025 and end on June 30, 2026. Each Fund’s Cap will not be determined until the start of the new outcome period on July 1, 2025. A supplement to each Fund’s prospectus will be filed on June 30, 2025 that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of June 23, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ – July	TBJL	21.88% – 31.88% (21.09% – 31.09% after taking into account the Fund’s unitary management fee)

Innovator Emerging Markets Power Buffer ETF™ – July	EJUL	12.02% – 16.02% (11.13% – 15.13% after taking into account the Fund’s unitary management fee)
Innovator Equity Defined Protection ETF™ – 1 Yr July	ZJUL	6.40% – 7.40% (5.61% – 6.61% after taking into account the Fund’s unitary management fee)
Innovator Growth Accelerated Plus ETF® – July	QTJL	18.06% – 21.06% (17.27% – 20.27% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – July	NJUL	13.35% – 16.35% (12.56% – 15.56% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – July	IJUL	11.01% – 16.01% (10.16% – 15.16% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	XBJL	11.32% – 13.32% (10.53% – 12.53% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated Plus ETF® – July	XTJL	14.19% – 17.19% (13.40% – 16.40% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – July	BJUL	14.88% – 16.88% (14.09% – 16.09% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – July	PJUL	11.36% – 13.11% (10.57% – 12.32% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – July	UJUL	10.60% – 12.35% (9.81% – 11.56% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – July	KJUL	15.47% – 18.47% (14.68% – 17.68% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference